Retirement benefits obligations - Amounts recognized in the Balance sheet (Details) - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021
Retirement benefits obligations
Defined benefit obligation	SFr (7,605,263)	SFr (9,276,675)
Fair value of plan assets	7,475,987	7,995,150
Funded status	SFr (129,276)	SFr (1,281,525)